RELATED PARTY TRANSACTIONS (Details) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) vessel	Mar. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Gain (loss) on termination of vessel leases					$ 8,327	$ 0
Receivables with related parties			$ 12,835		12,835		$ 5,095
Payables with related parties			13,029		13,029		18,103
Senior unsecured facility $275.0 million [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net					50,000
Debt Instrument, Face Amount			275,000		275,000
Senior unsecured facility $275.0 million [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
long term debt, commitments			50,500		50,500
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					1,925	3,584
Receivables with related parties			1,219		1,219		1,060
Payables with related parties			$ 711		$ 711		972
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessel			10		10
Remaining periods on these leases, minimum (in years)					3 years
Remaining periods on these leases, maximum (in years)					10 years
Charter hire paid (principal and interest)					$ 40,530	48,405
Lease interest expense					14,364	18,861
Contingent rental income					(12,456)	(2,654)
Remaining lease obligation			$ 330,332		$ 330,332	484,828
Number of Ship Finance vessels involved in de-rating project | vessel			2		2
Income (expense) on pooled vessels						(500)
Gain (loss) on termination of vessel leases	$ (12,200)		$ (12,200)	$ 20,600
Net amounts earned from related parties					$ 1,204	1,537
Receivables with related parties			7,081		7,081		1,077
Payables with related parties			9,703		9,703		15,495
Ship Finance International Limited [Member] | Front Odin,Njord,Glorycrown and Everbright [Member]
Related Party Transaction [Line Items]
Income (expense) on pooled vessels					1,100
Ship Finance International Limited [Member] | Front Century [Member]
Related Party Transaction [Line Items]
Gain (loss) on termination of vessel leases		$ 20,600		20,600
Increase/(decrease) in capital leased assets					24,600
Cancellation fee on termination, per vessel			4,100
Ship Finance International Limited [Member] | Front Scilla [Member]
Related Party Transaction [Line Items]
Cancellation fee on termination, per vessel			6,500
Ship Finance International Limited [Member] | Front Brabant [Member]
Related Party Transaction [Line Items]
Cancellation fee on termination, per vessel			$ 3,600
Ship Finance International Limited [Member] | Front Scilla and Front Brabant [Member]
Related Party Transaction [Line Items]
Gain (loss) on termination of vessel leases				$ (12,200)
Increase/(decrease) in capital leased assets					$ 41,700
Ship Finance International Limited [Member] | Suezmax [Member]
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel			2		2
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					$ 3,101	7,991
Receivables with related parties			$ 1,165		1,165		1,151
Payables with related parties			2,615		2,615		1,631
Flex LNG [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					2,259
Receivables with related parties			2,345		2,345		741
Seatankers Management Norge AS [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					370	553
Arcadia Petroleum Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					0	450
Receivables with related parties			18		18		198
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					235	328
Receivables with related parties			627		627		597
Payables with related parties			0		0		5
Archer Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					125	64
Receivables with related parties			134		134		54
VLCC Chartering Limited [Member]
Related Party Transaction [Line Items]
Receivables with related parties			56		56		47
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					42	78
Receivables with related parties			78		78		67
North Atlantic Drilling Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					19	24
Receivables with related parties			$ 112		112		$ 103
Frontline Companies [Member]
Related Party Transaction [Line Items]
Net amounts earned from related parties					$ 51	$ 0